Oppenheimer Equity Income Fund

Oppenheimer Global Focus Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Intermediate Term Municipal Fund

Oppenheimer International Diversified Fund

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Mid Cap Value Fund

Oppenheimer Municipal Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer S&P 500 Revenue ETF

Oppenheimer S&P Financials Revenue ETF

Oppenheimer S&P MidCap 400 Revenue ETF

Oppenheimer S&P SmallCap 600 Revenue ETF

Oppenheimer S&P Ultra Dividend Revenue ETF

Oppenheimer Short Term Municipal Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Supplement dated April 25, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information

This supplement amends the summary prospectus, prospectus and statement of additional information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). Capitalized terms used but not defined herein have the meanings ascribed to such terms in the supplement dated January 18, 2019.

As described in the supplement dated January 18, 2019, each Fund was expected to hold a shareholder meeting on April 12, 2019, at which shareholders of record (as of January 14, 2019) of each Fund would have been entitled to vote on the Reorganization. However, as of April 12, 2019, quorum had not yet been obtained with respect to each Fund; therefore, the shareholder meeting with respect to each Fund has been adjourned to May 17, 2019, except with respect to Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, and Oppenheimer S&P Ultra Dividend Revenue ETF (the “Adjourned ETFs”), for the purpose of providing additional time for shareholders to vote. The shareholder meeting with respect to each of the Adjourned ETFs has been adjourned to May 9, 2019. The meeting may be adjourned or postponed further, as necessary. This is subject to change.

You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

April 25, 2019	PX0000.075.0419

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